Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	May 31, 2022
Registrant Name	dei_EntityRegistrantName	ProShares Trust
CIK	dei_EntityCentralIndexKey	0001174610
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 01, 2022
Document Effective Date	dei_DocumentEffectiveDate	Nov. 02, 2022
Prospectus Date	rr_ProspectusDate	Nov. 02, 2022
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
ProShares S&P Global Core Battery Metals ETF | None
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ION